Share-Based Compensation - Domestic Plan (Details) - Shanghai OneSmart - Domestic Plan - Share options		12 Months Ended
	May 02, 2017 tranche ¥ / shares shares	Aug. 31, 2017 shares
Share-Based Compensation
Number of tranches | tranche	4
Vesting period (in years)	4 years
Expiration period (in years)	4 years
Number of options granted to employees | shares	120,000	120,000
Total equity interest in subsidiaries (as a percent)	8.00%
Exercise price, minimum (in dollars per share)	¥ 40
Exercise price, maximum (in dollars per share)	¥ 160
Requisite service period (in years)	1 year